UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    November 21, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104      19711       143350   X                        143350
Anadarko Petroleum       Common    032511107      13434       140300   X                        140300
Apache Corp              Common    037411105      31930       424490   X                        424490
BJ Services              Common    055482103      17092       474900   X                        474900
Bill Barret Corp         Common    06846N104       2404        65300   X                         65300
Bois d'Arc Energy        Common    09738U103      21530      1251000   X                       1251000
Burlington Resources     Common    122014103       1781        21900   X                         21900
Canadian Natural Resour  Common    136385101      23698       524400   X                        524400
Chesapeake Energy Corp   Common    165167107        616        16100   X                         16100
Chevron Corp             Common    166764100      69043      1066626   X                       1066626
Cimarex Energy           Common    171798101        408         9000   X                          9000
Comstock Resources, Inc  Common    205768203      10699       326100   X                        326100
ConocoPhillips           Common    20825C104      64018       915723   X                        915723
Denbury Resources Inccm  Common    247916208       1271        50400   X                         50400
Devon Energy Corp        Common    25179M103      40736       593466   X                        593466
Dresser Rand Group       Common    261608103        261        10600   X                         10600
EOG Resources            Common    26875P101      19804       264400   X                        264400
Endeavour International  Common    29259G101       1084       216800   X                        216800
Ensco International Inc  Common    26874Q100        312         6700   X                          6700
Exxon Mobil Corp         Common    30231G102     149471      2352387   X                       2352387
GlobalSantaFe Corp       Common    G3930E101       7644       167550   X                        167550
Grant Prideco, Inc.      Common    38821G101        707        17400   X                         17400
Halliburton Co           Common    406216101      42216       616106   X                        616106
Kerr McGee Corp          Common    492386107       7867        81014   X                         81014
Nabors Industries Ltd    Common    G6359F103      18295       254700   X                        254700
National-Oilwell Varco,  Common    637071101      37034       562831   X                        562831
Newfield Exploration Co  Common    651290108      16331       332600   X                        332600
Noble Corp               Common    G65422100      10132       148000   X                        148000
Noble Energy Inc         Common    655044105      17114       364900   X                        364900
Occidental Petroleum Co  Common    674599105      12789       149700   X                        149700
Patterson-UTI Energy In  Common    703481101        260         7200   X                          7200
Petrohawk Energy Corpcm  Common    716495106       5160       358100   X                        358100
Pogo Producing Co        Common    730448107        354         6000   X                          6000
Range Resouces Corp      Common    75281A109      16876       437100   X                        437100
Schlumberger LTD         Common    806857108      32406       384050   X                        384050
Southern Union Company   Common    844030106      12732       494050   X                        494050
Spinnaker Exploration C  Common    84855W109       7853       121400   X                        121400
Talisman Energy, Inc     Common    87425E103      26674       546146   X                        546146
Transocean Inc           Common    G90078109      15518       253100   X                        253100
Weatherford Internation  Common    G95089101        206         3000   X                          3000
Whiting Petroleum Corpo  Common    966387102       2192        50000   X                         50000
Willbros Group, Inc.     Common    969199108      16764      1057653   X                       1057653
Williams Companies       Common    969457100       6860       273850   X                        273850
XTO Energy Inc           Common    98385X106      35767       789200   X                        789200

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:  839,050